Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,763,417
Previously Paid Amount	16,092.89	[1]
Total Fee Amount	11,293.3
Total Offset Amount	0
Net Fee	$ 0

[1]	The Registrant previously paid registration fees of $16,092.89 in connection with the initial filing of this Registration Statement on Form F-4 on February 28, 2025.